Cover Page	May 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2026
Entity Registrant Name	CHORD ENERGY CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34776
Entity Tax Identification Number	80-0554627
Entity Address, Address Line One	1001 Fannin Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	281
Local Phone Number	404-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CHRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001486159
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	May 05, 2026